SUPPLEMENTARY INFORMATION FOR OIL AND GAS PRODUCING ACTIVITIES	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SUPPLEMENTARY INFORMATION FOR OIL AND GAS PRODUCING ACTIVITIES

SUPPLEMENTARY INFORMATION FOR OIL AND GAS PRODUCING ACTIVITIES (UNAUDITED)

The following supplemental unaudited information regarding the Company’s oil and gas activities is presented pursuant to the disclosure requirements of ASC 932. All oil and gas operations are located in Indonesia.

All of the Company’s operations are directly related to oil and natural gas producing activities from the Kruh Block in Indonesia.

Capitalized Costs Relating to Oil and Gas Producing Activities

	As of December 31,
	2021	2020
Proved properties
Mineral interests	$15,084,658	$15,084,658
Wells, equipment and facilities	8,743,485	5,827,383
Total proved properties	23,828,143	20,912,041

Unproved properties
Mineral interests	1,151,804	1,113,494
Uncompleted wells, equipment and facilities	-	-
Total unproved properties	1,151,804	1,113,494

Less accumulated depletion and impairment	(20,223,663)	(19,573,054)
Net Capitalized Costs	$4,756,284	$2,452,481

Costs Incurred in Oil and Gas Property Exploration, and Development

Amounts reported as costs incurred include both capitalized costs for exploration and development activities and costs charged to expense for normal maintenance operational activities under TAC and KSO of Kruh Block. Exploration costs presented below include the costs of drilling and equipping successful and unsuccessful exploration wells during the year, geological and geophysical expenses, and the costs of retaining undeveloped leaseholds. Development costs include the costs of drilling and equipping development wells, and construction of related production facilities.

	Years Ended December 31,
	2021	2020	2019
GWN (Kruh)
Exploration	$-	$-	$-
Development	2,916,102	566,244	245,202
	$2,916,102	$566,244	$245,202
CNE (Citarum)
Exploration	$38,309	$155,362	$142,207
Development	-	-	-
	$38,309	$155,362	$142,207
GWN (Rangkas)
Exploration	$-	$4,943	$276,810
Development	-	-	-
	$-	$4,943	$276,810
Total Costs Incurred in Oil and Gas Property Exploration, and Development	$2,954,411	$726,549	$664,219

Results of Operations from Oil and Gas Producing Activities

Results of operations for producing activities consist of all activities within the operating reporting segment. Revenues are generated from entitlement of oil and gas property –Kruh Block Proven and profit sharing of the sale of the crude oil under the TAC and KSO. Production costs are costs to operate and maintain the Company’s wells, related equipment, and supporting facilities used in oil and gas operations, including expenditures made and obligations incurred in the exploration, development, extraction, production, transportation, marketing, abandonment and site restoration; and production-related general and administrative expense. The results of operations exclude general office overhead and interest expense attributable to oil and gas activities.

	Years Ended December 31,
	2021	2020	2019
Oil and gas revenues	$2,452,540	$1,980,773	$4,183,354
Production costs	(2,492,476)	(2,017,856)	(2,474,230)
Depletion, depreciation, and amortization	(810,855)	(698,851)	(876,676)
Result of oil and gas producing operations before income taxes	$(850,791)	$(735,934)	$832,448
Provision for income taxes	-	-	-
Results of oil and gas producing operations	$(850,791)	$(735,934)	$832,448

Proved Reserves the Company Expects to Lift in Kruh Block

The Company’s proved oil reserves have not been estimated or reviewed by independent petroleum engineers. The estimate of the proved reserves for the Kruh Block was prepared by IEC representatives, a team consisting of engineering, geological and geophysical staff based on the definitions and disclosure guidelines of the United States Securities and Exchange Commission (“SEC”) contained in Title 17, Code of Federal Regulations, Modernization of Oil and Gas Reporting, Final Rule released January 14, 2009 in the Federal Register (SEC regulations).

The Company’s estimates of the proven reserves are made using available geological and reservoir data as well as production performance data. These estimates are reviewed annually by internal reservoir engineers, and Pertamina, and revised as warranted by additional data. Revisions are due to changes in, among other things, development plans, reservoir performance, TAC and KSO effective period and governmental restrictions.

Kruh Block’s general manager, Mr. Denny Radjawane, and the Company’s chief operating officer, Mr. Charlie Wu, have reviewed the reserves estimate to ensure compliance to SEC guidelines for (1) the appropriateness of the methodologies employed; (2) the adequacy and quality of the data relied upon; (3) the depth and thoroughness of the reserves estimation process; (4) the classification of reserves appropriate to the relevant definitions used; and (5) the reasonableness of the estimated reserve quantities. The estimate of reserves was also reviewed by the Company’s chief business development officer and chief executive officer.

The table below shows the individual qualifications of the Company’s internal team that prepares the reserves estimation:

			Total
Reserve	University		professional	Field of professional experience (years)
Estimation Team*	degree major	Degree level	experience (years)	Drilling & Production	Petroleum Engineering	Production Geology	Reserve Estimation
Charlie Wu	Geosciences	Ph.D.	44	12	-	32	23

Denny Radjawane	Geophysics	M.S.	31	12	-	19	15
Fransiska Sitinjak	Petroleum Engineering	M.S.	18	5	13	-	9
Yudhi Setiawan	Geology	B.S.	19	13	2	4	2
Oni Syahrial	Geology	B.S.	15	1	-	14	9
Juan Chandra	Geology	B.S.	16	1	-	15	10

*	The individuals from the reserves estimation team are member of at least one of the following professional associations: American Association of Petroleum Geologists (AAPG), Indonesian Association of Geophysicist (HAGI), Indonesian Association of Geologists (IAGI), Society of Petroleum Engineers (SPE), Society of Indonesian Petroleum Engineers (IATMI) and Indonesian Petroleum Association (IPA).

In a “cost recovery” system, such as the TAC or KSO, in which Kruh Block operates or will operate, the production share and net reserves entitlement to the Company reduces in periods of higher oil price and increases in periods of lower oil price. This means that the estimated net proved reserves quantities are subject to oil price related volatility due to the method in which the revenue is derived throughout the contract period. Therefore, the net proved reserves are estimated based on the revenue generated by the Company according to the TAC and KSO economic models.

As of December 31, 2021 and 2020, the Company estimates that it will be entitled to approximately 46.65% and 43.57% of the revenues from the sales of the crude oil produced throughout the operatorship in Kruh Block. The estimates are based on the extension of the Kruh Block operatorship to May 2030 and the cost recovery balance reset to nil in May 2020.

Following the confirmation of the Kruh Block extension, the Company approved a development plan for a drilling program of 16 Proved Undeveloped Reserves (or PUD) wells, according to the schedule below:

	Unit\Year	2022	2023	2024	Total
Planned PUD wells	Gross well	4	6	6	16
Future wells costs (1)	US$	6,000,000	9,000,000	9,000,000	24,000,000
Total gross PUD added	Bbls	592,992	1,312,446	1,036,968	2,942,406
Total net PUD added	Bbls	276,636	612,267	483,754	1,372,657

(1)	Future wells costs are the capital expenditures associated with the new wells costs and do not include other capital expenditures such as production facilities.

The fiscal 2021 and 2020 proved developed and undeveloped reserves are summarized in the tables below:

	Crude Oil (Bbls) as of December 31,
	2021	Note	2020	Note
Total Proved Developed (PDP) and Undeveloped Reserves (PUD)
Beginning of the period	4,309,877		4,619,992
Revisions of previous estimates	(988,090)	(a)	(226,585)	(1)
Improved recovery	(7,533)	(b)	(11,006)	(2)
Purchase of minerals in place	-		-
Extensions and discoveries	-		-
Production	(60,637)	(c)	(72,524)	(3)
Sale of minerals in place	-		-
End of the period	3,253,617		4,309,877
Net Proved Developed Reserves (PDP) and Undeveloped Reserves (PUD)
Beginning of the period	2,532,934		1,965,577
Revisions of previous estimates	(983,291)	(d)	618,421	(4)
Improved recovery	(3,514)	(e)	(6,728)	(5)
Purchase of minerals in place	-		-
Extensions and discoveries	-		-
Production	(28,288)	(f)	(44,335)	(6)
Sale of minerals in place	-		-
End of the period	1,517,841		2,532,934
Total Proved developed reserves (PDP)
Beginning of the period	239,357		387,154
Revisions of previous estimates	32,132	(g)	(64,267)	(7)
Improved recovery	(7,533)	(b)	(11,006)	(8)
Purchase of minerals in place	-
Extensions and discoveries	104,436	(h)	-
Production	(57,181)	(i)	(72,524)	(9)
Sale of minerals in place	-		-
End of the period	311,211		239,357
Total Proved undeveloped reserves (PUD)
Beginning of the period	4,070,520		4,232,838
Revisions of previous estimates	(1,020,222)	(j)	(162,318)	(10)
Improved recovery	-		-
Purchase of minerals in place	-		-
Extensions and discoveries	(104,436)	(k)	-
Production	(3,456)	(l)	-
Sale of minerals in place	-		-
End of the period	2,942,406		4,070,520
Net Proved developed reserves (PDP)
Beginning of the period	44,542		121,182
Revisions of previous estimates	82,110	(m)	(25,576)	(11)
Improved recovery	(3,514)	(e)	(6,728)	(5)
Purchase of minerals in place	-		-
Extensions and discoveries	48,720	(n)	-
Production	(26,676)	(o)	(44,335)	(12)
Sale of minerals in place	-		-
End of the period	145,182		44,542
Net Proved undeveloped reserves (PUD)
Beginning of the period	2,488,392		1,844,395
Revisions of previous estimates	(1,065,401)	(p)	643,997	(13)
Improved recovery	-		-
Purchase of minerals in place	-		-
Extensions and discoveries	(48,720)	(q)	-
Production	(1,612)	(r)	-
Sale of minerals in place	-		-
End of the period	1,372,659		2,488,392

(a)	The revision of previous estimates in the amount of negative 988,090 bbls refers to the sum of 1) revision of previous PDP reserves estimates of 32,132 bbls (note g) and 2) revision of previous PUD reserves estimate of negative 1,020,222 bbls (note j);

(b)	The improved recovery amount of negative 7,533 bbls refers to the reduced amount of crude oil production of 57,181 bbls in 2021 compared to previous estimates of 64,714 bbls for Kruh Block in 2020 as a result of rescheduling of drilling program and reserves revision;

(c)	The production in the amount of negative 60,637 bbls refers to the amount of total gross crude oil produced from 1) PDP reserves production in the amount of negative 57,181 bbls (note i) and 2) PUD reserves production in the amount of negative 3,456 bbls (note l) in the Kruh Block;

(d)	The revisions of previous estimates of negative 983,291 bbls refers to the total amount of 1) net PDP reserves revision of previous estimates in the amount of 82,110 bbls (note m), and 2) net PUD reserves revision of previous estimates in the amount of negative 1,065,401 bbls (note p);

(e)	The Improved recovery in the amount of negative 3,514 bbls refers to the net share (46.65%) of crude oil production decrease of 7,533 bbls (note b) as a result of rescheduling of drilling program;

(f)	The net PDP and PUD production of negative 28,288 bbls refers to the sum of the net PDP production in the amount of negative 26,676 bbls (note o) and net PUD production in the amount of negative of 1,612 bbls (note r);

(g)	The revisions of previous estimates in the amount of 32,132 bbls refers to the total gross amount of PDP reserves increase as a result of new drilling;

(h)	The extension and discoveries in the amount of 104,436 bbls refers to the gain of PDP reserves from the completion of two new wells, K-25 and K-26;

(i)	The PDP production in the amount of negative 57,181 bbls refers to the gross amount of PDP reserves produced in 2021;

(j)	The revisions of previous estimates in the amount of negative 1,020,222 bbls refers to the total gross amount of PUD reserves decrease from the 4,070,520 bbls in 2020 to 2,942,406 bbls in 2021 excluding the 104,436 bbls conversion of PUD to PDP and 3,514 bbls reduction due to rescheduling of drilling schedule and reserves revision;

(k)	The extension and discoveries in the amount of negative 104,436 bbls refers to the conversion of PUD reserves to PDP reserves as a result of the completion of two new wells, K-25 and K-26;

(l)	The PUD production in the amount of negative 3,456 bbls refers to the gross amount of PUD reserves produced in 2021;

(m)	The revision of previous estimates of net PDP reserves in the amount of 82,110 bbls refers to the sum of 1) net share difference (46.65% in 2021 as compared to 61.13% in 2020) of the beginning total PDP reserves in the amount of 239,357 bbls, 2) net share (46.65%) of revision of previous estimates of total PDP reserves estimates in the amount of 32,132 bbls (note g), and 3) correction of net Non-shareable oil (NSO) transferred to Pertamina and a revision of 47,515;

(n)	The net extension and discoveries in the amount of 48,720 bbls refers to the PDP reserves gain from the net share (46.65%) of the gross amount of 104,436 bbls oil converted from PUD reserves as a result of the completion of two new wells, K-25 and K-26;

(o)	The net PDP production in the amount of negative 26,676 bbls refers to the net share (46.65%) of gross amount of 57,181 bbls PDP reserves produced in 2021;

(p)	The revision of previous estimates of net PUD reserves in the amount of negative 1,065,401 bbls refers to the sum of 1) net share difference (46.65% in 2021 as compared to 61.13% in 2020) of the beginning total PUD reserves in the amount of 4,070,520 bbls, and 2) net share (46.65%) of revision of previous estimates of total PUD reserves estimates in the amount of negative 1,020,222 bbls (note j);

(q)	The extension and discoveries amount of negative 48,720 bbls refers to the net share (46.65%) of the gross amount of 104,436 bbls (note h) PUD reserves converted to PDP reserves as a result of the completion of two new wells, K-25 and K-26;

(r)	The net PUD production in the amount of negative 1,612 bbls refers to the net share (46.65%) of gross amount of PUD reserves 3,456 bbls produced in 2021;

(1)	The revision of previous estimates in the amount of negative 226,585 bbls refers to the sum of 1) revision of previous PDP reserves estimates of 64,267 bbls and 2) revision of previous PUD reserves of negative 162,318 bbls;

(2)	The improved recovery amount of negative 11,006 bbls refers to the decrease of crude oil produced from the Kruh Block in 2020 as compared to the prediction from previous year;

(3)	The production in the amount of negative 72,524 bbls refers to the total gross amount of crude oil produced from the Kruh Block in 2020;

(4)	The revisions of previous estimates in the amount of 618,421 bbls refer to the total amount of 1) 25,576 bbls of PDP reserves revisions, and 2) 643,997 bbls of PUD reserves revisions;

(5)	The improved recovery in the amount of negative 6,728 bbls refers to the net share (61.13%) of the PDP production decrease of negative 11,006 bbls in 2020;

(6)	The net PDP and PUD production in the amount of negative 44,335 bbls refers to the net share (61.13%) of gross amount of 72,524 bbls PDP reserves produced in 2020;

(7)	The revisions of previous estimates in the amount of 64,267 bbls refers to the total gross amount of PDP reserves increase as a result of new drilling schedule and reserves revision;

(8)	The improved recovery in the amount of negative 11,006 bbls refers to the reduced amount of crude oil produced from the Kruh Block in 2020 compared to the prediction from the previous year;

(9)	The PDP production in the amount of negative 72,524 bbls refers to the gross amount of PDP reserves produced in 2020;

(10)	The revisions of previous estimates in the amount of negative 162,318 bbls refers to the total gross amount of PUD reserves decrease from the 4,232,838 bbls in 2019 to 4,070,520 bbls in 2020 as a result of new drilling schedule and reserves revision;

(11)	The revision of previous estimates of net PDP reserves in the amount of negative 25,576 bbls refers to the sum of 1) net share difference (61.13% in 2020 as compared to 43.57% in 2019) of the beginning total PDP reserves in the amount of 387,154 bbls, 2) net share (61.13%) of revision of previous estimates of total PDP reserves estimates in the amount of 64,267 bbls, and 3) net difference of Non-shareable oil (NSO) transferred to Pertamina between 2019 and 2020.

(12)	The net PDP production in the amount of negative 44,335 bbls refers to the net share (61.13%) of gross amount of 72,524 bbls PDP reserves produced in 2020;

(13)	The revision of previous estimates of net PUD reserves in the amount of negative 643,997 bbls refers to the sum of 1) net share difference (61.13% in 2020as compared to 43.57% in 2019) of the beginning total PUD reserves in the amount of 4,232,838 bbls, and 2) net share (61.13%) of revision of previous estimates of total PUD reserves estimates in the amount of negative 162,318 bbls.

Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves

The following information is based on the Company’s best estimate of the required data for the Standardized Measure of Discounted Future Net Cash Flows as of December 31, 2021 and 2020, respectively, in accordance with SFAS No. 69, “Disclosures About Oil and Gas Producing Activities” which requires the use of a 10% discount rate. This information is not the fair market value, nor does it represent the expected present value of future cash flows of the Company’s proved oil and gas reserves.

	As of December 31,
	2021	2020
Future cash inflows	$101,718,042	$100,920,387
Future production costs (1)	(43,837,125)	(43,360,461)
Future development costs	(34,285,268)	(41,056,457)
Future income tax expenses	(11,284,102)	(5,571,112)
Future net cash flows	$12,311,547	$10,932,358
10% annual discount for estimated timing of cash flows	(4,714,315)	(5,352,516)
Standardized measure of discounted future net cash flows at the end of the year	$7,597,232	$5,579,842

(1)	Production costs include oil and gas operations expense, production ad valorem taxes, transportation costs and general and administrative expense supporting the Company’s oil and gas operations.

Future cash inflows are computed by applying the ICP previous 12 months average monthly price, to year-end quantities of proved reserves. ICP is determined by the Directorate General of Oil and Gas (“DGOG”) of The Ministry of Energy and Mineral Resources of Indonesia (“MEMR”) on a monthly basis and presented as the monthly price of the crude oil according to the region where the oil is produced. The discounted future cash flow estimates do not include the effects of the Company’s derivative instruments, if any. See the following table for average prices.

	Years ended December 31,
	2021	2020	2019
Average crude oil price per Bbl	$67.02	$37.58	$61.89

Future production and development costs, which include abandonment and site restoration expense, are computed by estimating the expenditures to be incurred in developing and producing the Company’s proved crude oil reserves at the end of the year, based on year-end costs, and assuming continuation of existing economic conditions.

Sources of Changes in Discounted Future Net Cash Flows

Principal changes in the aggregate standardized measure of discounted future net cash flows attributable to the Company’s proved crude oil and natural gas reserves at year end are set forth in the table below.

	Year ended December 31,
	2021	2020	2019
Standardized measure of discounted future net cash flows at the beginning of the year	$5,579,842	$10,120,562	$14,513,446
Extensions, discoveries and improved recovery, less related costs	500,000	500,000	500,000
Revisions of previous quantity estimates	(14,979,996)	6,073,161	(3,431,073)
Changes in estimated future development costs	4,046,951	811,043	752,299
Purchases (sales) of minerals in place	-	-	-
Net changes in prices and production costs	19,129,705	(21,967,808)	(4,090,493)
Accretion of discount	638,201	2,377,063	1,384,269
Sales of oil and gas produced, net of production costs	(4,328,719)	(2,536,006)	(2,166,491)
Development costs incurred during the period	2,724,238	201,946	245,202
Change in timing of estimated future production and other	-	-	-
Net change in income taxes	(5,712,990)	9,999,882	2,413,403
Standardized measure of discounted future net cash flows at the end of the year	$7,597,232	$5,579,842	$10,120,562